Revenues and Other Income	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Revenues and Other Income [Abstract]
REVENUE AND OTHER INCOME

2.      REVENUES AND OTHER INCOME

Revenues represent the invoiced spirits and wine products sold to customers less rebates and surcharges.

	Six months ended December 31, 2022	Six months ended December 31, 2021
	US$	US$
Revenues	11,915,725	10,689,835
Sales rebate	(1,772,112)	(1,337,604)
	10,143,613	9,352,231
Other income	13,882	23,214
	10,157,495	9,375,445

All revenue is derived in the PRC. A concentration analysis of the revenue is as follows:

	Six months ended December 31, 2022	Six months ended December 31, 2021
Customer A	20%	15%
Customer B	17%	11%
Customer C	11%	13%
Customer D	11%	15%
Customer E	10%	0%
Customer F	8%	9%
Others	23%	37%
	100%	100%

2.      REVENUES AND OTHER INCOME

Revenues represent the invoiced spirits and wine products sold to customers less rebates and surcharges.

	June 30, 2022	June 30, 2021
	US$	US$
Revenues	18,092,018	17,204,693
Sales rebates	(2,146,600)	(2,012,827)
	15,945,418	15,191,866
Other income	40,775	44,763
	15,986,193	15,236,629

All revenue is derived in the PRC. A concentration analysis of the revenue is as follows:

	June 30, 2022	June 30, 2021
Customer A	11%	16%
Customer B	13%	16%
Customer C	13%	13%
Customer D	5%	10%
Customer E	8%	10%
Customer F	11%	9%
Customer G	8%	4%
Others	31%	22%
	100%	100%